DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	Jul. 30, 2020
Entity Information [Line Items]
Written Communications	false
Entity Address, Address Line One	One Procter & Gamble Plaza
Entity Incorporation, State or Country Code	OH
Entity Registrant Name	PROCTER & GAMBLE CO
Document Type	8-K
Entity Central Index Key	0000080424
Document Period End Date	Jul. 30, 2020
Entity File Number	1-434
Entity Tax Identification Number	31-0411980
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
1.875% due 2038 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
5.250% GBP due January 2033 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	5.250% GBP notes due January 2033
Trading Symbol	PG33
6.250% GBP due January 2030 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	6.250% GBP notes due January 2030
Trading Symbol	PG30
1.800% due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
1.250% due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
1.200% due 2028 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
4.875% EUR due May 2027 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	4.875% EUR notes due May 2027
Trading Symbol	PG27A
1.375% due 2025 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2025
Trading Symbol	PG25
0.625% due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PG24B
0.500% due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	PG24A
1.125% due 2023 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2023
Trading Symbol	PG23A
2.000% due 2022 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2022
Trading Symbol	PG22B
2.000% due 2021 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2021
Trading Symbol	PG21
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without Par Value
Trading Symbol	PG
4.125% EUR due December 2020 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	4.125% EUR notes due December 2020
Trading Symbol	PG20A
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE